New Standards and Interpretations not yet Adopted (Details) - Proforma Adjustment - IFRS 16 € in Millions	Dec. 31, 2017 EUR (€)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets	€ 5
Lease liabilities	€ 5